Fair value measurement - Conversion option (Details) $ in Thousands	Dec. 31, 2023 USD ($) Y	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Assumptions used for valuation
Derivative financial liabilities | $	$ 98,527	$ 7,443	$ 8,440
Holding period
Assumptions used for valuation
Significant unobservable input, liabilities | Y	5
Risk-free rate
Assumptions used for valuation
Significant unobservable input, liabilities	0.0439
Expected volatility
Assumptions used for valuation
Significant unobservable input, liabilities	0.5335